Share-Based Compensation (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 11, 2025	Apr. 22, 2025	Mar. 18, 2025	Mar. 14, 2025	Mar. 18, 2024
Share-Based Compensation [Line Items]
Issued shares (in Shares)	20,788,886
Par value	$ 4
Terminal value term	5 years
Estimated rate	3.00%
Weighted average cost percentage	10.60%
Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issued shares (in Shares)						20,788,886
Par value				$ 4
Fair Valued [Member]
Share-Based Compensation [Line Items]
Par value	$ 4
Nominal Value [Member]
Share-Based Compensation [Line Items]
Par value	$ 0.00001
Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issued shares (in Shares)		181,500	4,371,613.55		100,000,000
Par value					$ 0.00001	$ 0.00001